2. Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments [Abstract]
Proceeds from sales of securities	$ 6,553,118	$ 5,715,525
Gains from sales of securities	1,570	0
Loss from sales of securities	28,060	32,718
Investment in FHLBB stock	753,700	1,071,300
Investment in FRBB stock	$ 588,150	$ 588,150